Operating leases	12 Months Ended
Dec. 31, 2017
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Operating leases
34.	Operating leases

Lease contracts, which mainly comprise leases of radio, transmission, office and internet capacity, expire on various dates. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated.

Commitments for minimum lease payments in relation to non-cancellable operating leases are payable as follows:

	2017	2016
Within one year	144,424	163,336
Later than one year but not later than five years	346,832	345,374
Later than five years	167,227	101,328

	658,483	610,038

Rental expense relating to operating leases are as follows:

	2017	2016	2015
Minimum lease payments	812,385	837,575	751,816
Contingent rentals	—	—	1,733

Total	812,385	837,575	753,549

Rental expenses have been recognized within cost of sales and administration expenses for the years ended 31 December 2017, 2016 and 2015.